Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2022	2021	2020
	$m	$m	$m
Current tax[1]	2,991	3,250	2,700
– for this year	3,271	3,182	2,883
– adjustments in respect of prior years	(280)	68	(183)
Deferred tax	(2,133)	963	(22)
– origination and reversal of temporary differences	(2,236)	874	(341)
– effect of changes in tax rates	(293)	132	58
– adjustments in respect of prior years	396	(43)	261
Year ended 31 Dec[2]	858	4,213	2,678
1    Current tax included Hong Kong profits tax of $604m (2021: $813m; 2020: $888m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2021: 16.5%; 2020: 16.5%).
2 In addition to amounts recorded in the income statement, a tax credit of $145m (2021: charge of $7m) was recorded directly to equity
Schedule of tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2022		2021		2020
	$m	%	$m	%	$m	%
Profit before tax	17,528		18,906		8,777
Tax expense
Taxation at UK corporation tax rate of 19.00%	3,329	19.0	3,592	19.0	1,668	19.0
Impact of differently taxed overseas profits in overseas locations	374	2.1	280	1.5	178	2.0
UK banking surcharge	283	1.6	332	1.8	(113)	(1.3)
Items increasing tax charge in 2022:
– local taxes and overseas withholding taxes	550	3.1	360	1.9	228	2.6
– other permanent disallowables	202	1.2	236	1.2	333	3.8
– impacts of hyperinflation	171	1.0	68	0.4	65	0.7
– adjustments in respect of prior period liabilities	116	0.7	25	0.1	78	0.9
– tax impact of planned sale of French retail banking business	115	0.7	(434)	(2.3)	—	—
– bank levy	59	0.3	93	0.5	202	2.3
– movements in provisions for uncertain tax positions	27	0.2	15	0.1	4	—
– non-deductible goodwill write-down	3	—	178	0.9	—	—
– impact of differences between French tax basis and IFRSs	—	—	434	2.3	—	—
Items reducing tax charge in 2022:
– movements in unrecognised UK deferred tax	(2,191)	(12.5)	294	1.6	444	5.1
– non-taxable income and gains	(825)	(4.7)	(641)	(3.4)	(515)	(5.8)
– effect of profits in associates and joint ventures	(504)	(2.9)	(414)	(2.2)	(250)	(2.8)
– non-UK movements in unrecognised deferred tax	(312)	(1.8)	(67)	(0.4)	608	6.9
– impact of changes in tax rates	(293)	(1.7)	132	0.7	58	0.6
– deductions for AT1 coupon payments	(246)	(1.4)	(270)	(1.4)	(310)	(3.5)
Year ended 31 December 2022	858	4.9	4,213	22.3	2,678	30.5

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Insurance business	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Assets	1,162	2,001	84	—	176	109	1,690	5,222
Liabilities	—	—	(254)	(1,640)	(22)	(2,928)	(427)	(5,271)
At 1 Jan 2022	1,162	2,001	(170)	(1,640)	154	(2,819)	1,263	(49)
Income statement	6	2,425	—	170	—	217	(685)	2,133
Other comprehensive income	—	—	1,679	—	1,159	692	(642)	2,888
Foreign exchange and other adjustments	7	(36)	(79)	35	(42)	237	(18)	104
At 31 Dec 2022	1,175	4,390	1,430	(1,435)	1,271	(1,673)	(82)	5,076
Assets[1]	1,175	4,390	1,430	—	1,271	—	1,571	9,837
Liabilities[1]	—	—	—	(1,435)	—	(1,673)	(1,653)	(4,761)

Assets	1,242	1,821	99	—	25	—	2,850	6,037
Liabilities	—	—	(896)	(1,622)	(70)	(2,306)	(973)	(5,867)
At 1 Jan 2021	1,242	1,821	(797)	(1,622)	(45)	(2,306)	1,877	170
Income statement	(89)	161	—	(43)	—	(336)	(656)	(963)
Other comprehensive income	(5)	33	634	—	212	(205)	115	784
Foreign exchange and other adjustments	14	(14)	(7)	25	(13)	28	(73)	(40)
At 31 Dec 2021	1,162	2,001	(170)	(1,640)	154	(2,819)	1,263	(49)
Assets[1]	1,162	2,001	84	—	176	109	1,690	5,222
Liabilities[1]	—	—	(254)	(1,640)	(22)	(2,928)	(427)	(5,271)
1 After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $7,498m (2021: $4,624m) and deferred tax liabilities of $2,422m (2021: $4,673m).